Note 10 - Income Taxes (Detail) - The Provision (Credit) for Income Taxes (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes currently payable	$ (292,122)	$ (246,017)	$ 160,989
Deferred income taxes	160,784	949,122	(217,737)
	$ (131,338)	$ 703,105	$ (56,748)